Deposits (Tables)	12 Months Ended
Mar. 31, 2022
Deposit Liabilities Table Disclosures
Deposits includ
e
 demand deposits, which are
non-interest-bearing,
and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2021 and March 31, 2022 were as follows:

	As of March 31,
	2021		2022	2022

	(In millions)
Interest-bearing:
Savings deposits	Rs.	4,034,924.8	Rs. 5,117,372.1	US$	67,449.2
Time deposits		7,191,543.0	8,080,607.6		106,506.0

Total interest-bearing deposits		11,226,467.8	13,197,979.7		173,955.2
Non-interest-bearing deposits		2,110,762.4	2,382,052.2		31,396.5

Total	Rs.	13,337,230.2	Rs.15,580,031.9	US$	205,351.7

Time Deposits By Maturity

As of March 31, 2022, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2022
	(In millions)

Due to mature in the fiscal year ending March 31:
2023	Rs.	6,186,602.3	US$	81,542.1
2024		963,603.9		12,700.7
2025		321,124.9		4,232.6
2026		203,446.6		2,681.5
2027		331,003.9		4,362.8
Thereafter		74,826.0		986.3

Total	Rs.	8,080,607.6	US$	106,506.0